Note 5 - Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes To Financial Statements [Abstract]
Segment information
5.	Segment information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by management (chief operating decision maker within the meaning of IFRS 8). Sono Group is a start-up company that has not yet started production. As all significant activities of the Group relate to the development of the electrical car Sion, and management makes decisions about allocating resources and assessing performance based on the entity as a whole, Management has determined that Sono Group operates in one operating and reportable business segment. For the distribution of revenues across products, please refer to note 6.2 Revenue and cost of goods sold.

5.Segment information

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by management (chief operating decision maker within the meaning of IFRS 8). Sono Motors is a start-up company that has not yet started production. As all significant activities of the Group relate to the development of the electrical car Sion and management makes decisions about allocating resources and assessing performance based on the entity as a whole, Management has determined that Sono Group operates in one operating and reportable business segment. Furthermore, Sono Group is currently almost exclusively active in Germany, however, noncurrent assets are in Germany (kEUR 3,899) and Finland (kEUR 898). Thus, Sono Group does not report any additional segment information.

For the distribution of revenues across products, please refer to note 6.1 Revenue and cost of goods sold. Revenues from the integration of solar technology across different platforms (kEUR 11, 2020: kEUR -, 2019: kEUR -) results from two different customers, each of which has a share of revenues greater than ten percent. These customers are located in Germany (kEUR 2, 2020: kEUR -, 2019: kEUR -) and the United States (kEUR 9, 2020: kEUR -, 2019: kEUR -).